Condensed Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Dec. 31, 2010	Dec. 31, 2008
Cash Flows From Operating Activities:
Net loss	$ (39,884)	$ (32,772)	$ (51,675)	$ (96,737)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	13,732	13,105	25,996	23,597
Amortization of intangible assets	44,938	38,725	77,523	98,954
Amortization of debt issuance costs and non-cash interest expense	4,086	7,193	13,272	13,177
Stock-based compensation expense	1,331	865	1,888	1,381
Loss on disposal of assets, net	378	1,807	920	3,069
Deferred income tax benefit	(26,906)	(17,547)	(39,687)	(42,157)
Provision for doubtful accounts and sales returns	13,232	17,388	33,077	26,277
Inventory reserves	3,688	2,840	6,596	8,637
Changes in operating assets and liabilities, net of acquired assets and liabilities:
Accounts receivable	(20,852)	(19,341)	(33,105)	(37,064)
Inventories	(10,375)	(8,619)	(13,908)	(1,609)
Prepaid expenses and other assets	1,746	(11,941)	(4,837)	68
Accrued interest	5,936	1,792	4,610	835
Accounts payable and other current liabilities	16,569	16,658	(16,021)	(10,489)
Net cash provided by (used in) operating activities	7,619	10,153	25,594	(12,061)
Cash Flows From Investing Activities:
Cash paid in connection with acquisitions, net of cash acquired	(317,669)	(810)	(2,045)	(5,095)
Purchases of property and equipment	(20,692)	(14,495)	(27,247)	(25,905)
Other investing activities, net	215	(498)	(903)	1,404
Net cash used in investing activities	(338,146)	(15,803)	(30,195)	(29,596)
Cash Flows from Financing Activities:
Proceeds from issuance of debt	400,000	118,130	447,130	46,540
Repayments of debt and capital lease obligations	(58,413)	(121,835)	(437,367)	(37,294)
Payment of debt issuance costs	(7,468)	(3,348)	(10,282)
Investment by parent		988	1,489
Cancellation of vested options	(2,000)
Dividend paid by subsidiary to owners of noncontrolling interests	(682)	(529)	(557)	(381)
Net cash provided by (used in) financing activities	331,437	(6,594)	413	8,865
Effect of exchange rate changes on cash and cash equivalents	1,929	1,717	(2,291)	(196)
Net increase (decrease) in cash and cash equivalents	2,839	(10,527)	(6,479)	(32,988)
Cash and cash equivalents at beginning of period	38,132	44,611	44,611	63,471
Cash and cash equivalents at end of period	40,971	34,084	38,132	30,483
Supplemental disclosures of cash flow information:
Cash paid for interest	69,365	71,041	139,095	158,798
Cash (refunded) paid for taxes, net	(5,519)	2,659	4,515	2,497
Non-cash investing and financing activities:
Increases in property and equipment and in other current liabilities in connection with capitalized software costs	155	500	1,934	4,066
Increase in other assets in connection with acquisition of Dr. Comfort	$ 982